Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue based on Product Categories and Customer Class
We disaggregate our revenue based on product type and customer class as shown in the tables below for the years ended December 31, 2020, 2019 and 2018:

(in thousands)	2020	2019	2018
Consumables and related revenues	$774,234	$665,866	$649,602
Instruments	129,742	71,266	82,197
Molecular Diagnostics	903,976	737,132	731,799

Consumables and related revenues	841,201	688,281	665,857
Instruments	125,169	101,011	104,192
Life Sciences	966,370	789,292	770,049

Total	$1,870,346	$1,526,424	$1,501,848

Additionally, we disaggregate our revenue based on product category as shown in the tables below for the years ended December 31, 2020, 2019 and 2018:

(in thousands)	2020	2019	2018
Sample technologies	$803,867	$548,365	$546,636
Diagnostic solutions	460,757	465,503	461,064
PCR / Nucleic acid amplification	363,552	224,685	236,952
Genomics / NGS	165,570	183,768	163,383
Other	76,600	104,103	93,813
Total	$1,870,346	$1,526,424	$1,501,848